Balance Sheets (Unaudited) (USD $)	Jun. 30, 2014	Jun. 30, 2014 Pro Forma [Member] Series A Convertible Preferred Stock [Member]	Jun. 30, 2014 Pro Forma [Member] Series B Convertible Preferred Stock [Member]	Jun. 30, 2014 Pro Forma [Member] Subtotal [Member]	Jun. 30, 2014 Pro Forma [Member] Subtotal [Member] Series A Convertible Preferred Stock [Member]	Jun. 30, 2014 Pro Forma [Member] Subtotal [Member] Series B Convertible Preferred Stock [Member]	Jun. 30, 2014 Pro Forma [Member] Bone Biologics, Inc [Member]	Jun. 30, 2014 Pro Forma [Member] Bone Biologics, Corp [Member]	Jun. 30, 2014 Pro Forma [Member] Bone Biologics, Corp [Member] Series A Convertible Preferred Stock [Member]	Jun. 30, 2014 Pro Forma [Member] Bone Biologics, Corp [Member] Series B Convertible Preferred Stock [Member]	Apr. 30, 2014 Pro Forma [Member] AFH Acquisition X, Inc.[Member]	Jun. 30, 2014 Pro Forma Adjustments [Member]		Jun. 30, 2014 Pro Forma Adjustments [Member] Series A Convertible Preferred Stock [Member]		Jun. 30, 2014 Pro Forma Adjustments [Member] Series B Convertible Preferred Stock [Member]		Jun. 30, 2014 Pro Forma Adjustments One [Member]		Jun. 30, 2014 Pro Forma Adjustments Two [Member]		Jun. 30, 2014 Pro Forma Adjustments Three [Member]		Jun. 30, 2014 Pro Forma Adjustments Four [Member]		Jun. 30, 2014 Pro Forma Adjustments Five [Member]		Jun. 30, 2014 Pro Forma Adjustments Six [Member]		Jun. 30, 2014 Pro Forma Adjustments Seven [Member]		Jun. 30, 2014 Pro Forma Adjustments Eight [Member]		Jun. 30, 2014 Pro Forma Adjustments Nine [Member]		Jun. 30, 2014 Pro Forma Adjustments Ten [Member]		Jun. 30, 2014 Pro Forma Adjustments Eleven [Member]		Jun. 30, 2014 Pro Forma Adjustments Twelve [Member]		Jun. 30, 2014 Pro Forma Adjustments Thirteen [Member]		Jun. 30, 2014 Pro Forma Adjustments Fourteen [Member]		Jun. 30, 2014 Pro Forma Adjustments Fifteen [Member]		Jun. 30, 2014 Pro Forma Adjustments Sixteen [Member]		Jun. 30, 2014 Pro Forma Adjustments Seventeen [Member]		Dec. 31, 2013 Audited [Member]	Dec. 31, 2012 Audited [Member]	Dec. 31, 2013 Audited [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Audited [Member] Series A Preferred Stock [Member]	Dec. 31, 2013 Audited [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 Audited [Member] Series B Preferred Stock [Member]
Current assets
Cash	$ 163			$ 221			$ 163	$ 715,221			$ 58	$ 250,000	[1]					$ 500,000	[2]	$ (35,000)	[3]																															$ 1,538	$ 2,370
Prepaid expenses and other current assets	9,000			9,000			9,000	9,000																																												10,767
Deferred transaction costs	100,335			100,335			100,335	461,831				366,496	[3]					(5,000)	[3]																																	75,000
Deferred financing fees	16,581			16,581			16,581	16,581				13,105	[3]					(13,105)	[3]
Total current assets	126,079			126,137			126,079	1,202,633			58																																									87,305	2,370
Total assets	126,079			126,137			126,079	1,202,633			58																																									87,305	2,370
Current liabilities
Accounts payable																																																				41,300
Accrued liabilities	1,829,927			1,834,381			1,829,927	2,167,294			4,454	590,000	[3]					200,000	[3]	(410,726)	[4]	(44,683)	[5]	(1,678)	[6]																											1,525,604	991,403
Advances due to related party	130,674			130,674			130,674	130,674
Due to parent				39,173							39,173	(39,173)	[7]
Convertible notes payable												(111,893)	[1]					250,000	[5]	111,893	[1]	(250,000)	[1]
Notes payable, net	277,066			277,066			277,066					(250,000)	[5]					15,879	[5]	(50,000)	[5]	7,055	[5]																													180,690
Notes payable to related parties, net	4,106,972			4,106,972			4,106,972	2,754,770				(1,107,000)	[4]					(100,000)	[5]	104,798	[6]	(250,000)	[6]																													3,947,817	3,687,237
Total current liabilities	6,344,639			6,388,266			6,344,639	5,052,738			43,627																																									5,695,411	4,678,640
Total liabilities	6,344,639			6,388,266			6,344,639	5,052,738			43,627																																									5,695,411	4,678,640
Commitments and Contingencies
Stockholders' deficit
Preferred stock value		49	534		49	534								(49)	[8]	(534)	[8]																																					49	49	534	534
Common stock, value	510			5,510			510	17,913			5,000	50	[2],[6]					5	[5]	(5,000)	[7]	152	[4]	583	[8]	114	[5]	276	[5]	16,157	[9]	67	[6]																			510	510
Additional paid-in capital	2,145,066			2,165,066			2,145,066	5,894,641			20,000	499,950	[2]					111,893	[1]	(20,000)	[7]	(43,569)	[7]	1,517,574	[4]	114,205	[5]	275,417	[5]	(13,557)	[3]	393,158	[3]	501,611	[6]	54,665	[5]	(2,500)	[3]	26,200	[3]	(15,720)	[3]	(23,333)	[3]	(16,157)	[9]	39,173	[7]	330,564	[10]	2,004,305	1,853,938
Accumulated deficit	(8,364,719)			(8,433,288)			(8,364,719)	(9,762,660)			(68,569)	68,569	[7]					(590,000)	[3]	(200,000)	[3]	(7,055)	[5]	(15,879)	[5]	(10,480)	[3]	(11,667)	[3]	(13,105)	[3]	(216,691)	[6]	(2,500)	[3]	(330,564)	[10]															(7,613,504)	(6,531,301)
Total stockholders' deficit	(6,218,560)			(6,262,129)			(6,218,560)	(3,850,105)			(43,569)																																									(5,608,106)	(4,676,270)
Total liabilities and stockholders' deficit	$ 126,079			$ 126,137			$ 126,079	$ 1,202,633			$ 58																																									$ 87,305	$ 2,370

[1]	Reflect the issuance of $250,000 Subsequent Orthofix Convertible Notes, which are convertible into 333,333 shares at $0.75 per share, and the issuance of Subsequent Orthofix Warrants to purchase 166,667 shares of the Company’s common stock at $1.50 per share. The fair value of the Subsequent Orthofix Warrants was $111,893 and was calculated using the Black-Scholes option pricing model with a risk-free rate of 0.88%, volatility of 109% and a 4 year term.
[2]	e)Impact of Subsequent Orthofix Financing; reflect the aggregate of 500,000 subscription receipts issued at $1.00 per subscription to Orthofix for gross proceeds of $500,000 and recorded in Common Stock and additional paid-in capital.
[3]	Offering costs incurred in connection with the Private Placement; allocated to additional paid in capital as issuance costs and deferred financing fees for debt placement.Reflect costs incurred in connection with the Merger. - Promissory note due AFH Advisory of $590,000, which reflects a shell fee of $500,000 and legal expenses of $90,000 and expensed as a cost of the merger. Bone Biologics paid $250,000 as of July 3, 2014. In July 2014, Bone issued a secured promissory note for $340,000 and MTF granted AFH Advisory a standby letter of credit in the amount of $340,000 for the remaining amount due under the Note. - At the closing of the Private Placement, AFH Advisory is entitled to receive warrants ("Extra Warrants") to purchase up to 500,000 shares of Common Stock at the closing of the Private Placement at the price per share offered in the Private Placement or $1.00 per share with a 5 year term. The warrants have an estimated fair value of $393,159 calculated using the Black-Scholes Option Pricing Model with a risk-free rate of 1.62% and volatility of 109%. The fair value of the warrants was allocated and charged (i) $13,105 to deferred financing fees related to the Subsequent Orthofix Notes, (ii) $13,557 to Subsequent Orthofix Subscription and offset against the related proceeds and (iii) $366,496 charged to Deferred Transaction Costs for allocation to PPM and PIPE. Allocations are based on corresponding amounts of debt raised to date and total estimated equity associated with the Subsequent Orthofix Raise, PPM and PIPE financing. - Forefront as Placement Agent was issued a warrant (the "Agent Warrant") to purchase 46,667 shares of Common Stock at $1.00 per share upon completion of the Orthofix Subsequent Financing. The Agent Warrant is equal to 4% of the Common Stock underlying the securities issued in the Orthofix Subsequent Financing. The warrant has a 5 year term and total estimated fair value of $34,381, of which 33,334 additional shares were recorded in connection with the financing for an estimated fair value of $26,200, calculated using Black-Scholes Option Pricing Model with a risk-free rate of 1.56% and volatility of 109%. - In addition, the Company agreed to pay Forefront a cash fee equal to 4% of gross proceeds received from the Orthofix Subsequent Financing or $30,000 and an estimated $5,000 in expenses, for an aggregate of $35,000. Both the fair value of the Agent Warrant and the cash fee were allocated to debt (and written-off as the Subsequent Orthofix Notes were converted to equity) and additional paid-in capital (which offset the proceeds received from the Subsequent Orthofix Subscription), based on the corresponding amounts of debt and equity raised in the Subsequent Orthofix Financing. - Previously deferred transaction costs of $5,000 were allocated to the Subsequent Orthofix Financing (which includes the assigned MTF 2014 Note) and charged 50% against the proceeds from the Orthofix Subsequent Financing within additional paid-in capital and 50% to interest expense (accumulated deficit) for Orthofix Subsequent Notes which were converted to equity. - AFH Advisory and MTF will each receive restricted stock awards contingent upon completion of milestone targets equal to 2.5% of the fully diluted shares of the Company at the time of completion of all such targets. Compensation expense associated with the restricted shares will be recognized when probable over the performance period of 2 years. There was no impact to the Pro forma financial statements.
[4]	Record the conversion of Bone Biologics MTF Convertible Notes related party debt and accrued interest into Common Stock on a 1 for 1 basis. Convertible debt of $1,517,726, including accrued interest of $410,726 through 6/30/2014, converts into 1,517,726 shares of Series B Preferred stock at $1.00 per share and subsequently into Common Stock on a 1 for 1 basis.
[5]	Record the conversion of Bone Biologics 2013 Bridge Notes and accrued interest into Common Stock on a 1 for 1 basis. Bridge Notes of $444,683 including interest of $44,683 converts into 444,683 shares of Common Stock at $1.00 per share. The remaining debt discount of $22,935 is charged to interest expense (accumulated deficit).
[6]	Reflect the conversion of the Subsequent Orthofix Bridge Notes of $500,000 plus accrued interest of $1,678 into 668,904 shares of Common Stock and expensing of related debt discount of $216,691. Included in these amounts are the debt discount of $104,798 and interest of $1,678 associated with the $250,000 May 2014 MTF Note which was assigned to Orthofix.
[7]	Reflect the exchange of AFH Acquisition X shares for shares of the Company. - Record the transfer of the value of AFH Acquisition X common shares of $5,000 to additional paid-in capital. - Record the transfer of the value of AFH Acquisition X additional paid-in capital of $20,000 to Bone Biologics additional paid-in capital. - Record the elimination of AFH Acquisition X deficit of $68,569. - Net amount of ($43,569), which represents the fair value of net assets of AFH Acquisition X and charged to additional paid-in capital as a cost of the listing. - Record the reclass of amount due to parent of $39,173 to equity - additional paid-in capital.
[8]	Record the conversion of Bone Biologics Series A and Series B Preferred into Common Stock on a 1 for 1 basis. At the time of the Reverse Merger, MTF agreed to convert its entire outstanding holdings of Bone Biologics Preferred Stock into shares of Common Stock, which consist of 493,339 shares of Series A Preferred and 5,336,099 shares of Series B Preferred for an aggregate of 5,829,438 shares.
[9]	Adjust the PAR value of Bone Biologics Common Stock PAR value was adjusted from $0.0001 per share to $0.001 per share of Bone Biologics, Corp. Common stock for a total of 17,913,012 issued and outstanding shares, and a reclass of $16,157 from APIC to Common Stock for a total value of $17,913.
[10]	Record stock-based compensation associated with the issuance of new management and consultant stock options, for an aggregate total of $330,564. Reflect stock-based compensation of $162,103 related to the issuance of 583,059 options to purchase shares of Common Stock issued to management of Bone Biologics, Corp., of which 198,202 vest immediately upon issuance. Reflect stock-based compensation of $168,461 related to the issuance of warrants to purchase 699,671 shares of Bone Biologics, Corp. Common Stock issued to a consultant outside of the 2014 Equity Incentive Plan, of which 230,915 vest immediately upon issuance.